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                            RULE 497(j) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectuses and the form of statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 43 to BB&T Fund's Registration Statement on Form N-1A filed on January 27, 2006 and effective February 1, 2006 pursuant to Rule 485(b):

1. Prospectus, dated February 1, 2006, relating to the BB&T Large Cap Value Fund, the BB&T Large Cap Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Small Cap Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Equity Income Fund, the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Total Return Bond Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Equity Fund Class A Shares, Class B Shares, and Class C Shares.

2. Prospectus, dated February 1, 2006, relating to the BB&T Large Cap Value Fund, the BB&T Large Cap Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Small Cap Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Equity Income Fund, the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Total Return Bond Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Equity Fund Institutional Shares.

3. Prospectus, dated February 1, 2006, relating to the BB&T U.S. Treasury Money Market Fund and the BB&T Prime Money Market Fund Class A, Class B, Class C, and Institutional Shares.

4. Prospectus, dated February 1, 2006, relating to the BB&T U.S. Treasury Money Market Fund Class A Shares.

5. Prospectus, dated February 1, 2006, relating to the BB&T Prime Money Market Fund Class A Shares.

6. Prospectus, dated February 1, 2006, relating to the BB&T Small Company Growth Fund Class A Shares, Class B Shares, and Class C Shares.

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7. Prospectus, dated February 1, 2006, relating to the BB&T Small Company Growth
Fund Institutional Shares.

8. Statement of Additional Information, dated February 1, 2006, relating to the Class A Shares, Class B Shares, and Class C Shares Prospectus and Institutional Shares Prospectus of the BB&T Large Cap Value Fund, the BB&T Large Cap Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Small Cap Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Equity Income Fund, the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Total Return Bond Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Equity Fund; the Class A Shares, Class B Shares, Class C Shares, and Institutional Shares Prospectus of the BB&T U.S. Treasury Money Market Fund and the BB&T Prime Money Market Fund; the Class A Shares Prospectus of the BB&T U.S. Treasury Money Market Fund; the Class A Shares Prospectus of the BB&T Prime Money Market Fund; the Class A Shares, Class B Shares, and Class C Shares Prospectus of the BB&T Small Company Growth Fund; and the Institutional Shares Prospectus of the BB&T Small Company Growth Fund, each dated February 1, 2006.

The text of Post-Effective Amendment No. 43 to the Registration Statement was filed electronically.

                                BB&T Funds
                                Registrant

                                */s/Keith F. Karlawish
                                ----------------------------
                                Keith F. Karlawish
                                President

                                *By /s/Alan G. Priest
                                ----------------------------
                                Alan G. Priest
                                Attorney in Fact

February 3, 2006